Financial Information by Segments - Schedule of Financial Information by Segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information by Segments [Line Items]
Net sales	$ 30,291,404	$ 33,657,672	$ 41,139,248
Cost of sales	(22,783,351)	(26,032,751)	(31,100,106)
Gross profit (loss)	7,508,053	7,624,921	10,039,142
Other income (expenses), net	526,488	278,683	(119,546)
Interest income and dividends	1,170,726	1,618,751	931,866
Interest expense Loss on financial instruments	48,527	68,119	64,436
Exchange rate gain (loss), net	(3,606,501)	5,556,389	(2,431,000)
Income (loss) before income taxes	2,706,998	12,540,619	6,014,111
Income taxes	1,211,834	2,060,123	1,739,998
Net income (loss) for the year	1,495,164	10,480,496	4,274,113
Depreciation and Amortization	1,082,267	1,066,382	1,035,244
Total assets	71,278,892	73,298,401
Total liabilities	12,045,042	14,056,389
Mexico [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	18,184,778	19,529,921	24,777,369
Cost of sales	(14,201,867)	(15,168,258)	(17,937,267)
Gross profit (loss)	3,982,911	4,361,663	6,840,102
Operating expenses	(1,223,934)	(996,915)	(970,482)
Other income (expenses), net	(6,595)	329,915	16,319
Interest income and dividends	1,202,487	1,686,870	931,866
Interest expense Loss on financial instruments	981	1,972	(89,293)
Exchange rate gain (loss), net	(3,573,739)	5,557,126	(2,430,781)
Income (loss) before income taxes	382,111	10,940,631	4,297,731
Income taxes	899,435	1,135,674	1,234,278
Net income (loss) for the year	(517,324)	9,804,957	3,063,453
Depreciation and Amortization	573,416	623,556	618,445
Total assets	51,752,152	50,325,892	43,890,081
Total liabilities	7,113,318	4,192,751	6,912,766
Acquisitions of property, plant and equipment	838,066	194,940	210,422
USA [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	28,997	92,215	2,417,219
Cost of sales	(116,098)	(212,771)	(3,398,928)
Gross profit (loss)	(87,101)	(120,556)	(981,709)
Operating expenses	(419,665)	(477,245)	(291,552)
Other income (expenses), net	295,135	(750,518)	(309,117)
Interest income and dividends	0		82,224
Interest expense Loss on financial instruments	(6,011)	(5,705)	(146,592)
Exchange rate gain (loss), net	(32,762)	(737)	(219)
Income (loss) before income taxes	(250,404)	(1,354,761)	(1,646,965)
Income taxes	(40,188)	(81,401)	(144,630)
Net income (loss) for the year	(210,216)	(1,273,360)	(1,502,335)
Depreciation and Amortization	188,838	179,732	155,794
Total assets	5,773,480	9,708,618	9,069,596
Total liabilities	2,873,062	6,168,335	4,602,653
Acquisitions of property, plant and equipment	0	(695)	(350,360)
Brazil [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	12,077,629	14,035,536	13,944,660
Cost of sales	(8,465,386)	(10,651,722)	(9,763,911)
Gross profit (loss)	3,612,243	3,383,814	4,180,749
Operating expenses	(1,185,853)	(1,128,351)	(1,055,024)
Other income (expenses), net	237,948	699,286	173,252
Interest income and dividends	16,766
Interest expense Loss on financial instruments	(105,813)	(422,358)	(122,921)
Exchange rate gain (loss), net	139,165	227,122	(181,424)
Income (loss) before income taxes	2,714,456	2,759,513	2,994,632
Income taxes	352,587	1,005,850	650,350
Net income (loss) for the year	2,361,869	1,753,663	2,344,282
Depreciation and Amortization	320,013	263,094	261,005
Total assets	17,907,272	17,699,144	18,203,408
Total liabilities	6,212,674	8,130,556	9,842,201
Acquisitions of property, plant and equipment	2,053,462	1,932,717	2,632,611
Total Segments
Schedule of Financial Information by Segments [Line Items]
Net sales	30,291,404	33,657,672	41,139,248
Cost of sales	(22,783,351)	(26,032,751)	(31,100,106)
Gross profit (loss)	7,508,053	7,624,921	10,039,142
Operating expenses	(2,829,452)	(2,602,511)	(2,317,058)
Other income (expenses), net	526,488	278,683	(119,546)
Interest income and dividends	1,219,253	1,686,870	931,866
Interest expense Loss on financial instruments	(110,843)	(3,733)	(89,293)
Exchange rate gain (loss), net	(3,606,501)	5,556,389	(2,431,000)
Income (loss) before income taxes	2,706,998	12,540,619	6,014,111
Income taxes	1,211,834	2,060,123	1,739,998
Net income (loss) for the year	1,495,164	10,480,496	4,274,113
Depreciation and Amortization	1,082,267	1,066,382	1,035,244
Total assets	71,278,892	73,298,401	66,787,612
Total liabilities	12,045,042	14,056,389	16,982,147
Acquisitions of property, plant and equipment	2,891,528	2,126,962	2,492,673
Eliminations between segments [Member]
Schedule of Financial Information by Segments [Line Items]
Interest income and dividends			(82,224)
Interest expense Loss on financial instruments		422,358	269,513
Exchange rate gain (loss), net	(139,165)	(227,122)	181,424
Income (loss) before income taxes	(139,165)	195,236	368,713
Net income (loss) for the year	(139,165)	195,236	368,713
Total assets	(4,154,012)	(4,435,253)	(4,375,473)
Total liabilities	$ (4,154,012)	$ (4,435,253)	$ (4,375,473)